Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Additional Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	5.00%	5.00%
Officer [Member]
Related Party Transactions Additional Information [Line Items]
Interest Expense, Debt	$ 32,507	$ 29,927
Interest Payable	213,795
Accrued Employee Benefits	107,209	83,211
Accrued Compensation
Related Party Transactions Additional Information [Line Items]
Accrued Employee Benefits	446,532
Minority Stockholder
Related Party Transactions Additional Information [Line Items]
Revenue from Related Parties	550,498	2,688,675
Related Party Transaction, Purchases from Related Party	274,373	706,134
Due from Related Parties	0	0
Due to Related Parties	66,000	188,683
Deferred Trade Payables Non Current	361,910	36,741
Deferred Trade Payables Current	$ 120,637	$ 445,806